Intangible Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of Intangible Assets	$ 11,171	$ 8,356	$ 472,140
Land use rights
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 0	$ 179,207